RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of transactions between related parties [line items]
Management fees	$ 110,125	$ 125,390	$ 71,842
Accounting fees	67,282	80,415	66,463
Rent	35,325	77,186	30,000
Share-based payments	479,107	692,091
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	114,125	123,000	71,842
Consulting fees	166,667	0	0
Accounting fees	22,852	24,490	20,748
Rent	20,000	0	0
Share-based payments	271,993	260,145	0
Salaries and benefits to CEO	133,387	318,790	13,200
Transactions with related parties	$ 729,024	$ 726,425	$ 105,790